Summary of Significant Accounting Policies and Use of Estimates - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 18,659,655	$ 20,029,552	$ 24,988,171
-Cost of revenue	(21,548,566)	(24,084,598)	(27,092,577)
-General and administrative expenses	(49,248,578)	(15,130,045)	(9,040,589)
-Selling and marketing expenses	(9,347,807)	(7,347,777)	(1,646,144)
-Research and development expenses	(1,963,025)	(1,954,842)	(1,877,907)
-Other expense	(3,055,655)	(2,773,643)	(399,124)
-Other income	1,194,039	657,926	187,063
-Financial income	1,408,491	3,561,427	2,567,118
-Financial expense	(9,979,536)	(6,772,719)	(1,931,889)
Segment Loss Before Income Tax Expense	(73,880,982)	(33,814,719)	(14,245,878)
Loss before income tax expense	$ (73,880,982)	$ (33,814,719)	$ (14,245,878)